Note 11 - Contract Liabilities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
11.	CONTRACT LIABILIT IES

The following table presents changes in the contract liabilities balance:

Balance, December 31, 2017	$-
Adjustment on initial application of IFRS 15	90,860
Adjusted balance, January 1, 2018	90,860

Amounts invoices and revenue deferred as at December 31, 2018	207,073
Recognition of deferred revenue included in the adjusted balance at the beginning of the period	(80,673)
Balance, December 31, 2018 (note 4.1)	$217,259